Right of use assets and related lease liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets and related lease liabilities	Right of use assets and related lease liabilities
During the six months ended June 30, 2023, we had bareboat charter-in commitments on three vessels under fixed rate bareboat agreements and 18 vessels under variable rate bareboat agreements. All of these agreements have been accounted for under IFRS 16 - Leases.
During the six months ended June 30, 2023, we committed to exercise the purchase options on 15 of the vessels under the IFRS 16 - Leases - $670.0 Million lease financing (STI Magnetic, STI Marshall, STI Miracle, STI Lavender, STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic, STI Lobelia, STI Mighty, STI Modest, STI Millennia, STI Maverick and STI Maestro). Pursuant to IFRS 16, these commitments triggered a re-assessment of the lease liability which resulted in an increase of $3.6 million to the lease liability and a corresponding adjustment to the right of use assets (which was primarily the result of purchase option fees due to the lessor).
In May 2023, we completed the purchase of three vessels (STI Magnetic, STI Marshall and STI Lavender) and repaid the aggregate outstanding lease obligations of $79.0 million related to these vessels as part of these transactions. In June 2023, we completed the purchase of six vessels (STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic and STI Lobelia) and repaid the aggregate outstanding lease obligations of $148.7 million related to these vessels as part of these transactions. As a result of these purchases, the net book value of the vessel and drydock related to these vessels of $326.8 million and $1.8 million, respectively, was reclassified from Right of use assets for vessels to Vessels and drydock.
The following is the activity of the right of use assets from January 1, 2023 through June 30, 2023:

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$798,083	$22,577	$820,660
Transfer to vessels, net (1)	(375,159)	(8,555)	(383,714)
Additions (2)	3,619	—	3,619
Fully depreciated assets	—	(900)	(900)
As of June 30, 2023	426,543	13,122	439,665

Accumulated depreciation and impairment
As of January 1, 2023	(114,902)	(15,932)	(130,834)
Charge for the period	(15,737)	(2,266)	(18,003)
Transfer to vessels, net (1)	49,142	7,927	57,069
Fully depreciated assets	—	900	900
As of June 30, 2023	(81,497)	(9,371)	(90,868)

As of June 30, 2023	$345,046	$3,751	$348,797

As of December 31, 2022	$683,181	$6,645	$689,826
(1)     Primarily represents the transfer of the net book value of nine vessels purchased and transferred to Vessels and drydock.
(2)     Represents the adjustment to the right of use asset as a result of the remeasurement of the related lease liability upon the commitments to exercise the purchase options on 15 of the vessels under the IFRS 16 - Leases - $670.0 Million lease financing.
Vessels recorded as right of use assets derive income from subleases through time charter-out and pool arrangements. For the six months ended June 30, 2023 and 2022, sublease income of $99.0 million and $98.9 million, respectively, is included in Vessel revenue.
The following table summarizes the payments made for the six months ended June 30, 2023 and June 30, 2022 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended June 30,
In thousands of U.S. dollars	2023	2022
Interest expense recognized in the unaudited condensed consolidated statements of operations	$19,975	$12,328
Principal repayments recognized in unaudited condensed consolidated cash flow statements	250,626	52,568
Net decrease / (increase) in accrued interest expense	22	(70)
Total payments on lease liabilities under IFRS 16	$270,623	$64,826
The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that were accounted as lease liabilities under IFRS 16 - Leases as of June 30, 2023 were $276.4 million. The obligations under these agreements are expected to be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2023
Less than 1 year	$171,630
1 - 5 years	89,155
5+ years	15,616
Total	$276,401
Discounting effect	(27,071)
Prepaid interest expense	(462)
Lease liability	$248,868
We did not recognize any expenses under time and bareboat charter agreements that were accounted for as operating leases during the six months ended June 30, 2023 and 2022.